Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
CIK	dei_EntityCentralIndexKey	0000355691
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 22, 2022
Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2022
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A